UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Multi-Sector Income ETF (TMSF)

Principal Listing Exchange: Nasdaq Stock Market LLC

This semi-annual shareholder report contains important information about Multi-Sector Income ETF (the "fund") for the period of November 19, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Income ETF	$1	0.36%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$26,413
  Number of Portfolio Holdings175
  Portfolio Turnover Rate21.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	59.3%
Foreign Government Obligations & Municipalities	10.9
Exchange-Traded Funds	7.6
Asset-Backed Securities	6.9
Non-U.S. Government Mortgage-Backed Securities	3.1
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.9
Convertible Bonds	1.4
Municipal Securities	0.6
Short-Term and Other	8.3

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price Floating Rate ETF	7.6%
Colombian TES	2.2
U.S. Treasury Bills	1.9
Malaysia Government Bonds	1.6
Romania Government International Bonds	1.5
CVS Health	1.5
Carvana	1.4
Wells Fargo	1.2
Melco Resorts Finance	1.1
Klabin Austria GmbH	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Multi-Sector Income ETF (TMSF)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: Nasdaq Stock Market LLC

202506-4610402

ETF1257-053 01/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2025
T. ROWE PRICE
TMSF	Multi-Sector Income ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

11/19/25(1) Through
11/30/25
NET ASSET VALUE
Beginning of period	$ 50.00
Investment activities
Net investment income(2)(3)	0.10
Net realized and unrealized gain/loss	0.21
Total from investment activities	0.31
NET ASSET VALUE
End of period	$ 50.31
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	0.62%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.41%(5)
Net expenses after waivers/payments by Price Associates	0.36%(5)
Net investment income	7.14%(5)
Portfolio turnover rate	21.1%
Net assets, end of period (in thousands)	$ 26,413

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

November 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 6.9%
Car Loan 1.1%
Avis Budget Rental Car Funding AESOP, Series 2022-4A, Class B, 5.46%, 2/20/29 (1)	100	102
CarMax Auto Owner Trust, Series 2025-1, Class C, 5.26%, 10/15/30	100	102
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	100	101
		305
Other Asset-Backed Securities 5.8%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	100	102
Battalion XXI, Series 2021-21A, Class AR, CLO, FRN, 3M TSFR + 1.15%, 5.055%, 7/15/34 (1)	250	250
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30 (1)	42	43
Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.94%, 1/25/38 (1)	81	83
Kings Park, Series 2021-1A, Class A1R, CLO, FRN, 3M TSFR + 1.20%, 5.022%, 1/21/39 (1)	250	250
Magnetite XXXVII, Series 2023-37A, Class A1R, FRN, 3M TSFR + 1.20%, 5.097%, 10/25/38 (1)	250	250
TIAA IV, Series 2018-1A, Class A2R, CLO, FRN, 3M TSFR + 1.75%, 5.634%, 1/20/32 (1)	250	250
Trinitas X, Series 2019-10A, Class AR2, CLO, FRN, 3M TSFR + 1.14%, 4.878%, 1/15/35 (1)	250	250
Wendy's Funding, Series 2025-1A, Class A2I, 5.422%, 12/15/55 (1)	50	50
		1,528
Total Asset-Backed Securities (Cost $1,830)		1,833

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
CONVERTIBLE BONDS 1.4%
FINANCIAL INSTITUTIONS 1.0%
Banking 1.0%
Barclays Bank, Series MSFT, 1.00%, 2/16/29	110	123
JPMorgan Chase Financial, 0.50%, 6/15/27	138	150
		273
Total Financial Institutions		273
INDUSTRIAL 0.4%
Consumer Cyclical 0.4%
Alibaba Group Holding, Zero Coupon, 9/15/32	92	98
		98
Total Industrial		98
Total Convertible Bonds (Cost $370)		371
CORPORATE BONDS 59.3%
FINANCIAL INSTITUTIONS 10.5%
Banking 5.1%
Ally Financial, VR, 5.737%, 5/15/29 (2)	110	112
Bank of America, VR, 5.819%, 9/15/29 (2)	144	150
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VR, 5.875%, 9/13/34 (2)	229	227
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (2)	100	120
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (2)	105	107
PNC Financial Services Group, VR, 5.575%, 1/29/36 (2)	71	75
Shinhan Bank, 5.75%, 4/15/34	217	229
Wells Fargo, VR, 3.526%, 3/24/28 (2)	52	52
Wells Fargo, VR, 5.15%, 4/23/31 (2)	258	267
		1,339
Brokerage Asset Managers Exchanges 1.4%
Hightower Holding, 9.125%, 1/31/30 (1)	98	103

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Jane Street Group, 7.125%, 4/30/31 (1)	247	260
		363
Finance Companies 1.2%
Navient, 9.375%, 7/25/30	231	254
UWM Holdings, 6.625%, 2/1/30 (1)	75	76
		330
Insurance 1.1%
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (1)	189	196
Equitable America Global Funding, 4.70%, 9/15/32 (1)	90	90
		286
Real Estate Investment Trusts 1.7%
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (1)	154	149
MPT Operating Partnership / MPT Finance, 8.50%, 2/15/32 (1)	186	196
Service Properties Trust, 5.50%, 12/15/27	110	108
		453
Total Financial Institutions		2,771
INDUSTRIAL 46.0%
Basic Industry 5.2%
CVR Partners / CVR Nitrogen Finance, 6.125%, 6/15/28 (1)	149	148
Graphic Packaging International, 3.75%, 2/1/30 (1)	275	258
Klabin Austria GmbH, 5.75%, 4/3/29	281	285
Qnity Electronics, 5.75%, 8/15/32 (1)	251	258
Sasol Financing USA, 6.50%, 9/27/28	288	284
WR Grace Holdings, 4.875%, 6/15/27 (1)	150	149
		1,382
Capital Goods 4.0%
Boeing, 2.196%, 2/4/26	75	75

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Boeing, 3.10%, 5/1/26	108	107
Builders FirstSource, 6.75%, 5/15/35 (1)	250	264
CP Atlas Buyer, 9.75%, 7/15/30 (1)	193	195
Madison IAQ, 5.875%, 6/30/29 (1)	107	106
Quikrete Holdings, 6.75%, 3/1/33 (1)	191	199
Trident TPI Holdings, 12.75%, 12/31/28 (1)	102	102
		1,048
Communications 7.3%
CCO Holdings / CCO Holdings Capital, 4.25%, 1/15/34 (1)	307	260
Charter Communications Operating / Charter Communications Operating Capital, 5.05%, 3/30/29	91	92
Charter Communications Operating / Charter Communications Operating Capital, 6.384%, 10/23/35	80	82
CMG Media, 8.875%, 6/18/29 (1)	123	101
DISH Network, 11.75%, 11/15/27 (1)	102	107
EchoStar, 10.75%, 11/30/29	93	103
Getty Images, 10.50%, 11/15/30 (1)	196	197
Level 3 Financing, 4.875%, 6/15/29 (1)	208	198
Midas Opco Holdings, 5.625%, 8/15/29 (1)	206	200
Rogers Communications, VR, 7.125%, 4/15/55 (2)	214	226
T-Mobile USA, 3.875%, 4/15/30	76	75
VEON Holdings, 3.375%, 11/25/27	300	283
		1,924
Consumer Cyclical 8.9%
Adient Global Holdings, 8.25%, 4/15/31 (1)	190	199
Advance Auto Parts, 7.00%, 8/1/30 (1)	253	258
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00% Cash to maturity) (1)(3)	335	377
General Motors Financial, 4.20%, 10/27/28	122	122
Hyundai Capital America, 4.90%, 6/23/28 (1)	106	108
Hyundai Capital America, 5.15%, 3/27/30 (1)	70	72
Match Group Holdings II, 6.125%, 9/15/33 (1)	254	256
Melco Resorts Finance, 5.75%, 7/21/28	287	285

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (1)	83	79
Six Flags Entertainment, 7.25%, 5/15/31 (1)	214	203
Uber Technologies, 4.30%, 1/15/30	162	163
Zhongsheng Group Holdings, 5.98%, 1/30/28	223	225
		2,347
Consumer Non-Cyclical 5.6%
Amneal Pharmaceuticals, 6.875%, 8/1/32 (1)	188	198
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.50% PIK) (1)(3)	101	107
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	140	151
CVS Health, 5.125%, 2/21/30	137	141
CVS Health, VR, 6.75%, 12/10/54 (2)	244	252
HCA, 3.50%, 9/1/30	235	226
LifePoint Health, 11.00%, 10/15/30 (1)	181	199
TreeHouse Foods, 4.00%, 9/1/28	199	198
		1,472
Energy 10.0%
Aethon United / Aethon United Finance, 7.50%, 10/1/29 (1)	145	151
AmeriGas Partners / AmeriGas Finance, 9.375%, 6/1/28 (1)	185	192
Civitas Resources, 9.625%, 6/15/33 (1)	205	221
Comstock Resources, 6.75%, 3/1/29 (1)	151	150
Crescent Energy Finance, 7.625%, 4/1/32 (1)	234	228
Diamondback Energy, 5.75%, 4/18/54	120	115
FS Luxembourg, 8.875%, 2/12/31	275	284
Hilcorp Energy I / Hilcorp Finance, 6.00%, 2/1/31 (1)	240	226
NGL Energy Partners, 8.125%, 2/15/29 (1)	148	152
Occidental Petroleum, 8.875%, 7/15/30	116	134
ONEOK, 4.25%, 9/24/27	126	126
Raizen Fuels Finance, 6.95%, 3/5/54	280	223
Tallgrass Energy Partners, 7.375%, 2/15/29 (1)	145	150
Transocean Aquila, 8.00%, 9/30/28 (1)	147	150

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vital Energy, 7.875%, 4/15/32 (1)	157	152
		2,654
Industrial Other 0.6%
Booz Allen Hamilton, 4.00%, 7/1/29 (1)	151	148
		148
Technology 4.4%
Broadcom, 4.60%, 7/15/30	77	78
Cadence Design Systems, 4.20%, 9/10/27	74	74
Fortinet, 2.20%, 3/15/31	67	60
Kaspi.KZ JSC, 6.25%, 3/26/30	222	228
McAfee, 7.375%, 2/15/30 (1)	120	105
Minerva Merger, 6.50%, 2/15/30 (1)	109	108
Neptune Bidco, 9.29%, 4/15/29 (1)	202	200
Oracle, 4.45%, 9/26/30	229	226
Synopsys, 4.85%, 4/1/30	95	97
		1,176
Total Industrial		12,151
UTILITY 2.8%
Electric 2.8%
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	81	81
NRG Energy, VR, 10.25% (1)(2)(4)	238	260
Talen Energy Supply, 6.25%, 2/1/34 (1)	196	200
Vistra, VR, 8.00% (1)(2)(4)	76	77
Vistra Operations, 6.00%, 4/15/34 (1)	57	60
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1)	74	76
		754
Total Utility		754
Total Corporate Bonds (Cost $15,608)		15,676

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 10.9%
Owned No Guarantee 1.8%
Ecopetrol, 8.375%, 1/19/36	59	61
Petroleos Mexicanos, 8.75%, 6/2/29	188	201
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27 (UZS)	2,500,000	220
		482
Sovereign 4.5%
Argentina Republic Government International Bonds, 5.00%, 1/9/38	81	60
Brazil Government International Bonds, 6.625%, 3/15/35	200	207
Bulgaria Government International Bonds, 5.00%, 3/5/37	34	34
Paraguay Government International Bonds, 2.739%, 1/29/33	225	198
Republic of Poland Government International Bonds, 4.875%, 10/4/33	162	165
Romania Government International Bonds, 5.125%, 9/24/31 (EUR)	104	124
Romania Government International Bonds, 5.375%, 6/7/33 (EUR) (1)	237	280
Sri Lanka Government International Bonds, 9.75%, 2/15/38 (1)	68	63
Ukraine Government International Bonds, STEP, 7.75%, 2/1/36	42	24
Ukraine Government International Bonds, STEP, 7.75%, 2/1/35	45	26
Ukraine Government International Bonds, STEP, 7.75%, 2/1/36	23	13
		1,194
Treasuries 4.6%
Colombian TES, 13.25%, 2/9/33 (COP)	2,109,400	580
Malaysia Government Bonds, 3.844%, 4/15/33 (MYR)	1,720	426

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Nigeria OMO Bills, 22.044%, 3/10/26 (NGN)	290,000	190
		1,196
Total Foreign Government Obligations & Municipalities (Cost $2,876)		2,872
MUNICIPAL SECURITIES 0.6%
Puerto Rico 0.3%
Puerto Rico Commonwealth, Series CW, GO, 0.001%, 11/1/43 (5)	140	90
		90
Virginia 0.3%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46	105	79
		79
Total Municipal Securities (Cost $169)		169
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 3.1%
Collateralized Mortgage Obligations 1.6%
Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M1, CMO, ARM, FRN, SOFR30A + 0.95%, 5.022%, 9/25/45 (1)	94	94
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class 1MB, CMO, ARM, FRN, SOFR30A + 2.40%, 6.472%, 2/25/42 (1)	60	61
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.85%, 6.172%, 11/25/43 (1)	88	88
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class M1, CMO, ARM, FRN, SOFR30A + 1.85%, 5.922%, 11/25/43 (1)	47	47
JP Morgan Mortgage Trust, Series 2025-HE3, Class A1, CMO, ARM, FRN, SOFR30A + 1.35%, 5.422%, 3/25/56 (1)	25	25
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.132%, 10/25/65 (1)	100	100
		415

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Commercial Mortgage-Backed Securities 1.5%
BX Trust, Series 2025-VOLT, Class A, ARM, FRN, 1M TSFR + 1.70%, 5.70%, 12/15/44 (1)	100	100
MAD Commercial Mortgage Trust, Series 2025-11MD, Class B, ARM, 5.265%, 10/15/42 (1)	100	101
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, ARM, 5.007%, 11/5/38 (1)	100	100
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A1, ARM, FRN, 1M TSFR + 1.29%, 5.252%, 4/15/42 (1)	100	100
		401
Total Non-U.S. Government Mortgage-Backed Securities (Cost $816)		816
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 1.9%
U.S. Treasury Obligations 1.9%
U.S. Treasury Bills, 3.798%, 2/12/26 (6)	500	496
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $496)		496
EXCHANGE-TRADED FUNDS 7.6%
EXCHANGE-TRADED FUNDS 7.6%
T. Rowe Price Floating Rate ETF, 6.83% (7)(8)	39	2,000
Total Exchange-Traded Funds (Cost $2,009)		2,000

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 9.7%
Money Market Funds 9.7%
T. Rowe Price Government Reserve Fund, 4.02% (8)(9)	2,559	2,559
Total Short-Term Investments (Cost $2,559)		2,559
Total Investments in Securities 101.4% of Net Assets (Cost $26,733)		$26,792

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $11,895 and represents 45.0% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4)	Perpetual security with no stated maturity date.
(5)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(6)	At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7)	SEC 30-day yield
(8)	Affiliated Companies
(9)	Seven-day yield

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BRL	Brazilian Real
BRL CDI	One day Brazilian interbank deposit rate
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation

T. ROWE PRICE MULTI-SECTOR INCOME ETF

COP	Colombian Peso
CPI	Consumer Price Index
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
ICP	Chilean Average Chamber Index
IDR	Indonesian Rupiah
INR	Indian Rupee
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PIK	Payment-in-kind
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRY	Turkish Lira
USD	U.S. Dollar
UZS	Uzbekistani Sum
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN 0.0%
Exchange-Traded Options Written 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury ten year futures contracts, Call, 12/26/25 @ $113.50	5	567	(3)
Total Options Written (Premiums $(3))			(3)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
SWAPS 1.3%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Interest Rate Swaps 0.0%
Barclays Bank, 10 Year Interest Rate Swap, Receive Fixed 0.13% At Maturity, Pay Variable 14.90% (BRL CDI) At Maturity, 1/2/35 (BRL)	553	4	—	4
Total Interest Rate Swaps			—	4
Total Bilateral Swaps			—	4

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 1.3%
Credit Default Swaps, Protection Sold 1.4%
Protection Sold (Relevant Credit: Markit CDX.NA.HY.S45, 5 Year Index), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	3,180	268	205	63
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S45, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	3,750	92	78	14
Total Centrally Cleared Credit Default Swaps, Protection Sold				77

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Interest Rate Swaps 0.0%
10 Year Interest Rate Swap, Receive Fixed 5.94% Semi-annual, Pay Variable 5.59% (INR) Semi-annual, 11/20/35 (INR)	44,350	(2)	—	(2)
5 Year Interest Rate Swap, Receive Fixed 4.71% Semi-annual, Pay Variable 4.60% (ICP) Semi-Annual, 11/21/30 (CLP)	510,000	—	—	—
Total Centrally Cleared Interest Rate Swaps				(2)
Zero-Coupon Inflation Swaps 0.0%
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.451% At Maturity, Receive Variable (Change in CPI) At Maturity, 11/21/30	125	—	—	—
1 Year Zero-Coupon Inflation Swap, Pay Fixed 2.629% At Maturity, Receive Variable (Change in CPI) At Maturity, 11/24/26	2,500	—	—	—

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.443% At Maturity, Receive Variable (Change in CPI) At Maturity, 11/24/30	2,000	(4)	—	(4)
Total Centrally Cleared Zero-Coupon Inflation Swaps				(4)
Total Centrally Cleared Swaps				71
Net payments (receipts) of variation margin to date				$(64)
Variation margin receivable (payable) on centrally cleared swaps				$7

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	3/6/26	USD	120	COP	465,930	$(2)
Bank of America	1/16/26	USD	33	ZAR	584	(1)
Bank of America	2/20/26	GBP	95	USD	124	1
Barclays Bank	1/16/26	USD	33	ZAR	584	(1)
Barclays Bank	1/9/26	USD	12	IDR	203,230	—
Deutsche Bank	1/9/26	USD	250	IDR	4,186,791	(1)
Deutsche Bank	3/16/26	EGP	24,797	USD	499	—
Deutsche Bank	1/15/26	TRY	5,550	USD	125	1
Deutsche Bank	2/20/26	USD	523	EUR	451	(3)
Goldman Sachs	3/3/26	USD	125	BRL	696	(2)
JPMorgan Chase	3/9/26	USD	426	MYR	1,767	(2)
JPMorgan Chase	3/16/26	EGP	1,498	USD	30	—
JPMorgan Chase	2/20/26	USD	124	EUR	107	(1)
JPMorgan Chase	2/20/26	USD	248	GBP	190	(4)
Societe Generale SA	3/6/26	USD	570	COP	2,160,581	2
State Street	2/20/26	EUR	54	USD	63	—
State Street	1/16/26	USD	23	ZAR	399	—
State Street	2/20/26	USD	30	EUR	26	—
State Street	3/6/26	USD	69	COP	263,791	—
Net unrealized gain (loss) on open forward currency exchange contracts						$(13)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 2 Euro OAT contracts	12/25	(282)	$(1)
Long, 17 U.S. Treasury Notes ten year contracts	03/26	1,926	—
Long, 2 Ultra U.S. Treasury Bonds contracts	03/26	241	1
Long, 12 Ultra U.S. Treasury Notes ten year contracts	03/26	1,390	4
Short, 16 U.S. Treasury Notes five year contracts	03/26	(1,755)	(1)
Short, 6 U.S. Treasury Notes two year contracts	03/26	(1,253)	—
Net payments (receipts) of variation margin to date			(7)
Variation margin receivable (payable) on open futures contracts			$(4)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Floating Rate ETF	$—	$(9)	$12
T. Rowe Price Government Reserve Fund	—	—	4
Totals	$—#	$(9)	$16+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 11/30/25
T. Rowe Price Floating Rate ETF	$—	2,009	—	$2,000
T. Rowe Price Government Reserve Fund	—	¤	¤	2,559
	Total			$4,559^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $16 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $4,568.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

November 30, 2025 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $26,733)	$26,792
Interest and dividends receivable	380
Foreign currency (cost $23)	23
Variation margin receivable on centrally cleared swaps	7
Unrealized gain on bilateral swaps	4
Unrealized gain on forward currency exchange contracts	4
Total assets	27,210
Liabilities
Payable for investment securities purchased	750
Due to custodian	18
Unrealized loss on forward currency exchange contracts	17
Variation margin payable on futures contracts	4
Options written (premiums $3)	3
Investment management and administrative fees payable	2
Other liabilities	3
Total liabilities	797
NET ASSETS	$26,413
Net Assets Consists of:
Total distributable earnings (loss)	$154
Paid-in capital applicable to 525,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	26,259
NET ASSETS	$26,413
NET ASSET VALUE PER SHARE	$50.31
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
11/19/25 Through
11/30/25
Investment Income (Loss)
Income
Interest	$35
Dividend	16
Total income	51
Expenses
Investment management and administrative expense	3
Waived / paid by Price Associates	(1)
Total expenses	2
Net investment income	49
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Futures	12
Swaps	(33)
Foreign currency transactions	4
Net realized loss	(17)
Change in net unrealized gain / loss
Securities	59
Futures	3
Swaps	75
Forward currency exchange contracts	(13)
Other assets and liabilities denominated in foreign currencies	(2)
Change in unrealized gain / loss	122
Net realized and unrealized gain / loss	105
INCREASE IN NET ASSETS FROM OPERATIONS	$154
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
11/19/25 Through
11/30/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$49
Net realized loss	(17)
Change in net unrealized gain / loss	122
Increase in net assets from operations	154
Capital share transactions*
Shares sold	26,259
Increase in net assets from capital share transactions	26,259
Net Assets
Increase during period	26,413
Beginning of period	-
End of period	$26,413
*Share information (000s)
Shares sold	525
Increase in shares outstanding	525
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Multi-Sector Income ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on November 19, 2025.The fund seeks to provide high income and some capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE MULTI-SECTOR INCOME ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they

T. ROWE PRICE MULTI-SECTOR INCOME ETF

represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE MULTI-SECTOR INCOME ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$22,233	$—	$22,233
Short-Term Investments	2,559	—	—	2,559
Exchange-Traded Funds	2,000	—	—	2,000
Total	4,559	22,233	—	26,792
Swaps*	—	81	—	81
Forward Currency Exchange Contracts	—	4	—	4
Futures Contracts*	5	—	—	5
Total	$4,564	$22,318	$—	$26,882
Liabilities
Options Written	$—	$3	$—	$3
Swaps*	—	6	—	6
Forward Currency Exchange Contracts	—	17	—	17
Futures Contracts*	2	—	—	2
Total	$2	$26	$—	$28

[1]	Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the period ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are

T. ROWE PRICE MULTI-SECTOR INCOME ETF

consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures and Bilateral Swaps	$9
Foreign exchange derivatives	Forwards	4
Credit derivatives	Centrally Cleared Swaps	77
Total		$90
Liabilities
Interest rate derivatives	Futures, Centrally Cleared Swaps and Options Written	$7
Foreign exchange derivatives	Forwards	17
Inflation derivatives	Centrally Cleared Swaps	4
Total		$28

T. ROWE PRICE MULTI-SECTOR INCOME ETF

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the period ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
(000s)	Location of Gain (Loss) on Statement of Operations
	Futures	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$12	$—	$—	$12
Credit derivatives	—	—	(33)	(33)
Total	$12	$—	$(33)	$(21)
Change in Unrealized Gain (Loss)
Interest rate derivatives	$3	$—	$2	$5
Foreign exchange derivatives	—	(13)	—	(13)
Credit derivatives	—	—	77	77
Inflation derivatives	—	—	(4)	(4)
Total	$3	$(13)	$75	$65
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the

T. ROWE PRICE MULTI-SECTOR INCOME ETF

clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash  or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as

T. ROWE PRICE MULTI-SECTOR INCOME ETF

equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30, 2025, securities valued at $491,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the period ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was approximately 13% of net assets.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a

T. ROWE PRICE MULTI-SECTOR INCOME ETF

cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the period ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was approximately 26% of net assets.
Options
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the

T. ROWE PRICE MULTI-SECTOR INCOME ETF

options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the period ended November 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was approximately 2% of net assets.
Swaps
The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the

T. ROWE PRICE MULTI-SECTOR INCOME ETF

possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $6,930,000 (26.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the period ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was approximately 48% of net assets.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $31,039,000 and $5,463,000, respectively, for the period ended November 30, 2025. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $297,000 and $7,000, respectively, for the period ended November 30, 2025.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for

T. ROWE PRICE MULTI-SECTOR INCOME ETF

temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $27,013,000. Net unrealized gain aggregated $124,000 at period-end, of which $188,000 related to appreciated investments and $64,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.37% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the period ended November 30, 2025, are as follows:
(000s)	Effective Management Fee Rate	Management Fee Waived
T. Rowe Price Floating Rate ETF	0.59%	$1
As of November 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 500,000 shares of the fund, representing 95% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in

T. ROWE PRICE MULTI-SECTOR INCOME ETF

accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1257-051 01/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)  A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026